Net Income (Loss) Per Share	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Net Income (Loss) Per Share	Net Income (Loss) Per Share
A reconciliation of net income (loss) available to common shareholders and the number of shares in the calculation of basic and diluted earnings (loss) per share was calculated as follows:

	December 31,
(in thousands, except for share and per share amounts)	2020	2019	2018
Net income (loss) attributable to Privia Health Group, Inc. common stockholders	$31,244	$8,244	$(3,044)
Weighted average common shares outstanding - basic	95,950,062	95,931,549	95,880,506
Potentially dilutive stock options	—	—	—
Weighted average common share outstanding - diluted	95,950,062	95,931,549	95,880,506
Earnings per share attributable to Privia Health Group, Inc. common stockholders – basic and diluted	$0.33	$0.09	$(0.03)
The treasury stock method is used to consider the effect of the potentially dilutive stock options. The following weighted-average outstanding shares of potentially dilutive securities were excluded from computation of diluted loss per share attributable to common shareholders for the period presented because including them would have been antidilutive:

	December 31,
	2020	2019	2018
Potentially dilutive stock options to purchase common shares	18,300,959	17,647,833	15,444,112
Total potential dilutive shares	18,300,959	17,647,833	15,444,112
Net (Loss) Income Per Share
A reconciliation of net (loss) income available to common shareholders and the number of shares in the calculation of basic and diluted earnings (loss) income per share was calculated as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(in thousands, except for share and per share amounts)	2021	2020	2021	2020
Net (loss) income attributable to Privia Health Group, Inc. common stockholders	$(9,115)	$16,685	$(176,251)	$27,380
Weighted average common shares outstanding - basic and diluted	105,896,622	95,950,929	101,576,775	95,945,804
Earnings per share attributable to Privia Health Group, Inc. common stockholders – basic and diluted	$(0.09)	$0.17	$(1.74)	$0.29
The treasury stock method is used to consider the effect of the potentially dilutive stock options. The following weighted-average outstanding shares of potentially dilutive securities were excluded from computation of diluted loss per share attributable to common shareholders for the period presented because including them would have been antidilutive:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Potentially dilutive stock options and RSUs to purchase common shares	20,352,659	17,952,492	20,410,709	17,977,529
Total potentially dilutive shares	20,352,659	17,952,492	20,410,709	17,977,529